SUPPLEMENTAL CONSOLIDATED FINANCIAL STATEMENT INFORMATION - Schedule of Other Liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2023	Jan. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Unrecognized tax benefits, including interest and penalties	$ 9,563	$ 8,604
Obligations for severance compensation	2,104	2,145
Other	0	25
Total other liabilities	$ 11,667	$ 10,774